SCHEDULE OF FAIR VALUE OF MARKETABLE SECURITIES AND WARRANTS (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Marketable Securities And Warrants
Opening balance	$ 2,138	$ 348
Additions		995
Unrealized (loss) gain on revaluation	(699)	645
Exchange differences	59	150
Closing balance	1,498	2,138
Opening balance	212
Additions		128
Unrealized (loss) gain on revaluation	(106)	67
Exchange differences	6	17
Closing balance	112	212
Marketable securities and warrants	$ 1,610	$ 2,350